Document and Entity Information	Nov. 29, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001819608
Document Type	8-K
Document Period End Date	Nov. 29, 2021
Entity Registrant Name	AVANTI ACQUISITION CORP.
Entity Incorporation State Country Code	E9
Entity File Number	001-39586
Entity Tax Identification Number	98-1550179
Entity Address, Address Line One	PO Box 1093
Entity Address, Address Line Two	Boundary Hall
Entity Address, Address Line Three	Cricket Square
Entity Address, City or Town	Grand Cayman
Entity Address, Region	Grand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-1102
City Area Code	(345)
Local Phone Number	814-5831
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Class A Ordinary Share 0.0001 Par Value Andone Half Of One Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class AOrdinary Share, $0.0001 par value, andone-half of one warrant
Trading Symbol	AVAN.U
Security Exchange Name	NYSE
Class 160 A 160 Ordinary 160 Shares 160included 160asbrpart 160of 160the 160units [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Ordinary Shares included aspart of the units
Trading Symbol	AVAN
Security Exchange Name	NYSE
Redeemable Warrants Included As Partof The Units Each Whole Warrantexercisable For One Class A Ordinary Share At An Exercise Price Of 11.50 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants included as partof the units, each whole warrantexercisable for one Class A OrdinaryShare at an exercise price of $11.50
Trading Symbol	AVAN WS
Security Exchange Name	NYSE